Note 5 - Property, Mineral Rights, and Equipment: Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2016
Tables/Schedules
Property, Plant and Equipment

	Expected Useful Lives (years)	2016	2015

Mineral rights – Talapoosa	-	$1,668,400	$1,551,000
Mineral rights – Eureka	-	13,712,842	13,618,842
Mineral rights – Other	-	50,000	50,000
Total mineral rights		15,431,242	15,219,842

Equipment and vehicles	2-5	63,591	144,853
Office equipment and furniture	3-7	70,150	70,150
Land	-	51,477	51,477
Total property and equipment		185,218	266,480
Less accumulated depreciation		(133,741)	(209,065)
Property, mineral rights, and equipment, net		$15,482,719	$15,277,257